intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
intangible assets and goodwill
Balance at beginning of the period	$ 14,894
Amortization	(598)	$ (552)
Balance at end of the period	15,689	14,894
Goodwill	4,733	4,236	$ 3,787
Contractual commitments for the acquisition of intangible assets	59	36
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	18,959	17,929
Additions	657	617
Additions arising from business acquisitions	694	687
Dispositions, retirements and other	(385)	(271)
Net foreign exchange differences	40	(3)
Balance at end of the period	19,965	18,959
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(4,065)	(3,778)
Amortization	(598)	(552)
Dispositions, retirements and other	(387)	(265)
Balance at end of the period	(4,276)	(4,065)
Allowance for doubtful accounts
intangible assets and goodwill
Goodwill	0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period	8,693
Balance at end of the period	$ 8,694	8,693
Renewal of spectrum license ( in years)	20 years
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	$ 8,693	8,693
Additions	1
Balance at end of the period	8,694	8,693
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period	10,658
Balance at end of the period	10,956	10,658
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	14,359	13,778
Additions	657	617
Additions arising from business acquisitions	238	235
Dispositions, retirements and other	(385)	(271)
Net foreign exchange differences	(1)
Balance at end of the period	14,868	14,359
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(3,701)	(3,414)
Amortization	(598)	(552)
Dispositions, retirements and other	(387)	(265)
Balance at end of the period	(3,912)	(3,701)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period	1,965
Balance at end of the period	2,262	1,965
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	5,666	5,085
Additions	656	617
Additions arising from business acquisitions	238	235
Dispositions, retirements and other	(385)	(271)
Net foreign exchange differences	(1)
Balance at end of the period	6,174	5,666
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(3,701)	(3,414)
Amortization	(598)	(552)
Dispositions, retirements and other	(387)	(265)
Balance at end of the period	(3,912)	(3,701)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period	248
Balance at end of the period	412	248
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	558	485
Additions arising from business acquisitions	219	134
Dispositions, retirements and other	(138)	(61)
Net foreign exchange differences	(1)
Balance at end of the period	638	558
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(310)	(323)
Amortization	(56)	(48)
Dispositions, retirements and other	(140)	(61)
Balance at end of the period	(226)	(310)
Software
intangible assets and goodwill
Balance at beginning of the period	1,337
Balance at end of the period	1,471	1,337
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	4,667	4,295
Additions	69	74
Additions arising from business acquisitions	19	101
Dispositions, retirements and other	(248)	(209)
Assets under construction put into service	585	406
Balance at end of the period	5,092	4,667
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(3,330)	(3,032)
Amortization	(538)	(500)
Dispositions, retirements and other	(247)	(202)
Balance at end of the period	(3,621)	(3,330)
Access to rights-of-way and other
intangible assets and goodwill
Balance at beginning of the period	36
Balance at end of the period	38	36
Access to rights-of-way and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	97	93
Additions	5	5
Dispositions, retirements and other	1	(1)
Balance at end of the period	103	97
Access to rights-of-way and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(61)	(59)
Amortization	(4)	(4)
Dispositions, retirements and other		(2)
Balance at end of the period	(65)	(61)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period	344
Balance at end of the period	341	344
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	344	212
Additions	582	538
Assets under construction put into service	(585)	(406)
Balance at end of the period	341	344
Goodwill
intangible assets and goodwill
Balance at beginning of the period	4,236
Balance at end of the period	4,733	4,236
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	4,600	4,151
Additions arising from business acquisitions	456	452
Net foreign exchange differences	41	(3)
Balance at end of the period	5,097	4,600
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(364)	(364)
Balance at end of the period	$ (364)	$ (364)